Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	JACKSON VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvst
Document Creation Date	dei_DocumentCreationDate	Oct. 13, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 13, 2015
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
JNL/Mellon Capital Frontier Markets 100 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus section entitled "Summary Overview of Each Fund," please delete the sub-section "Principal Investment Strategies," for the JNL/Mellon Capital Frontier Markets 100 Index Fund in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks included in the MSCI Frontier Markets 100 Index (the "Index"), including depositary receipts representing interests in securities included in the Index, or in other instruments with similar exposure to frontier and emerging markets.  Depositary receipts may be in the form of American Depositary receipts ("ADRs"), Global Depositary receipts ("GDRs") and/or European Depositary receipts ("EDRs").

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis, but attempts to replicate the Index by investing all or substantially all of its assets in the stocks (and similar exposures) that make up the Index, in relatively the same proportions as those stocks are represented in the Index.  Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

As of April 30, 2015, the Index considers "frontier markets countries" to include Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine, and Vietnam.

The Fund may also invest in derivative securities (typically, futures contracts) and exchange-traded funds (typically, frontier markets, emerging markets, and/or single country exchange-traded funds) for the purpose of managing cash flows, converting balance sheet accruals into equity positions, and otherwise gaining exposure to frontier and emerging markets.

The Fund will vary from the investment approach set forth above when the market capitalization weightings of the Index otherwise would violate the Fund's fundamental or operating policies.  In such cases, the excess weight of any security that would cause the Fund to violate its policies will be allocated to the other securities and financial instruments held by the Fund. To the extent that the Fund's allocations deviate from those of the Index, the Fund's performance will vary from that of the Index and the Fund may not achieve its investment objective.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.